Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2024 R / $ $ / gal $ / bbl $ / T $ / kJ	Jun. 30, 2023 R / $ $ / T $ / kJ $ / gal $ / bbl	Jun. 30, 2022 R / $ $ / bbl $ / T $ / gal $ / kJ
Impairment assumptions
Period over which management has projected cash flows	5 years
Long-term average crude oil price (Brent)	83.06	88.02	93.24
Long-term average ethane price | $ / gal	0.3955	0.4233	0.4315
Long-term linear low density polyethylene (LLDPE) | $ / T	1,091.00	1,247.00	1,179.00
Long-term average refining margin	8.11	12.34	12.23
Long-term average exchange rate | R / $	17.64	17.40	15.95
Future oil price period (in years)	5 years	5 years	5 years
Future linear low density polyethylene price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
South Africa
Impairment assumptions
Long-term average Southern African gas purchase price (real) | $ / kJ	0.00001051	0.00001093	0.00000894
Growth rate - long-term Producer Price Index	5.50%	5.50%	5.50%
Weighted average cost of capital	15.00%	15.20%	14.41%
United States
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	9.40%	9.07%	8.13%
Europe
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	9.40%	9.07%	8.13%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	10.50%	10.68%	9.57%